Investments (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	$ 24,903	$ 21,820
Fixed maturities, Available for sale, Fair Value	25,486	23,101
Equity securities, Available for sale, Amortized Cost	489	340
Equity securities, Available for sale, Fair Value	486	386
U.S. Government and government agencies [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	61	64
Fixed maturities, Available for sale, Fair Value	60	64
Fixed maturities, Available for sale, Gross Unrealized, Gains	2	3
Fixed maturities, Available for sale, Gross Unrealized, Losses	(3)	(3)
States, municipalities and political subdivisions [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	3,836	3,448
Fixed maturities, Available for sale, Fair Value	3,966	3,651
Fixed maturities, Available for sale, Gross Unrealized, Gains	162	210
Fixed maturities, Available for sale, Gross Unrealized, Losses	(32)	(7)
Foreign government [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	12	11
Fixed maturities, Available for sale, Fair Value	13	13
Fixed maturities, Available for sale, Gross Unrealized, Gains	1	2
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Residential Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	2,344	2,900
Fixed maturities, Available for sale, Fair Value	2,584	3,205
Fixed maturities, Available for sale, Gross Unrealized, Gains	246	314
Fixed maturities, Available for sale, Gross Unrealized, Losses	(6)	(9)
Commercial Mortgage Backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	1,903	1,974
Fixed maturities, Available for sale, Fair Value	1,974	2,114
Fixed maturities, Available for sale, Gross Unrealized, Gains	71	140
Fixed maturities, Available for sale, Gross Unrealized, Losses	0	0
Asset-backed Securities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	3,508	2,773
Fixed maturities, Available for sale, Fair Value	3,492	2,788
Fixed maturities, Available for sale, Gross Unrealized, Gains	21	31
Fixed maturities, Available for sale, Gross Unrealized, Losses	(37)	(16)
All other corporate [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	13,239	10,650
Fixed maturities, Available for sale, Fair Value	13,397	11,266
Fixed maturities, Available for sale, Gross Unrealized, Gains	401	642
Fixed maturities, Available for sale, Gross Unrealized, Losses	(243)	(26)
Fixed maturities [Member]
Available for sale fixed maturities and equity securities
Fixed maturities, Available for sale, Amortized Cost	24,903	21,820
Fixed maturities, Available for sale, Fair Value	25,486	23,101
Fixed maturities, Available for sale, Gross Unrealized, Gains	904	1,342
Fixed maturities, Available for sale, Gross Unrealized, Losses	(321)	(61)
Common stocks [Member]
Available for sale fixed maturities and equity securities
Equity securities, Available for sale, Amortized Cost	439	302
Equity securities, Available for sale, Fair Value	436	348
Equity securities, Available for sale, Gross Unrealized, Gains	32	52
Equity securities, Available for sale, Gross Unrealized, Losses	(35)	(6)
Perpetual preferred stocks [Member]
Available for sale fixed maturities and equity securities
Equity securities, Available for sale, Amortized Cost	50	38
Equity securities, Available for sale, Fair Value	50	38
Equity securities, Available for sale, Gross Unrealized, Gains	0	0
Equity securities, Available for sale, Gross Unrealized, Losses	$ 0	$ 0